UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21423
                                                  ----------------

                       The Gabelli Dividend & Income Trust
                  -------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
                  -------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
                  -------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                             ----------------

                    Date of reporting period: March 31, 2005
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                      THE GABELLI DIVIDEND & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS -- 71.4%
               AEROSPACE -- 0.7%
      10,000   Goodrich Corp. ...............$      382,900
      30,000   Kaman Corp., Cl. A ...........       373,500
     460,000   Titan Corp.+ .................     8,353,600
      65,000   United Defense Industries Inc.     4,772,300
                                             --------------
                                                 13,882,300
                                             --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.3%
     500,000   Dana Corp. ...................     6,395,000
     454,500   Genuine Parts Co. ............    19,766,205
                                             --------------
                                                 26,161,205
                                             --------------
               BROADCASTING -- 0.0%
      20,000   Liberty Corp. ................       811,000
                                             --------------
               BUSINESS SERVICES -- 0.1%
      40,000   Insurance Auto Auctions Inc.+      1,114,000
                                             --------------
               CABLE AND SATELLITE -- 0.9%
      14,200   Cogeco Inc. ..................       272,919
     100,000   DIRECTV Group Inc.+ ..........     1,442,000
     300,000   EchoStar Communications Corp.,
                 Cl. A ......................     8,775,000
      65,000   Liberty Media International
                 Inc., Cl. A+ ...............     2,843,100
     500,000   UnitedGlobalCom Inc., Cl. A+ .     4,730,000
                                             --------------
                                                 18,063,019
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 0.2%
     100,000   Ascential Software Corp.+ ....     1,853,000
      50,000   Ask Jeeves Inc.+ .............     1,404,000
      20,000   SunGard Data Systems Inc.+ ...       690,000
                                             --------------
                                                  3,947,000
                                             --------------
               CONSUMER PRODUCTS -- 1.4%
      15,000   Altria Group Inc. ............       980,850
      40,000   Eastman Kodak Co. ............     1,302,000
     135,000   Gallaher Group plc, ADR ......     7,693,650
      90,000   Gillette Co. .................     4,543,200
       1,000   Kimberly-Clark Corp. .........        65,730
      90,000   Procter & Gamble Co. .........     4,770,000
     719,500   Swedish Match AB .............     8,801,814
                                             --------------
                                                 28,157,244
                                             --------------
               DIVERSIFIED INDUSTRIAL -- 2.5%
     250,000   Bouygues SA ..................     9,910,167
     130,000   Cooper Industries Ltd., Cl. A      9,297,600
     350,000   General Electric Co. .........    12,621,000
     200,000   Honeywell International Inc. .     7,442,000
      30,000   ITT Industries Inc. ..........     2,707,200
     100,000   Sonoco Products Co. ..........     2,885,000
       1,000   Textron Inc. .................        74,620
   1,051,000   Tomkins plc ..................     5,248,344
      26,600   Tomkins plc, ADR .............       543,970
                                             --------------
                                                 50,729,901
                                             --------------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               ELECTRONICS -- 0.1%
      85,000   DuPont Photomasks Inc.+ ......$    2,266,950
                                             --------------
               ENERGY AND UTILITIES: ELECTRIC -- 2.6%
     305,000   American Electric
                 Power Co. Inc. .............    10,388,300
      20,000   Cleco Corp. ..................       426,000
     375,000   DPL Inc. .....................     9,375,000
      17,500   DTE Energy Co. ...............       795,900
     270,000   Duquesne Light Holdings Inc. .     4,838,400
     237,000   Electric Power Development
                 Co. Ltd. ...................     7,293,668
     610,000   Great Plains Energy Inc. .....    18,653,800
                                             --------------
                                                 51,771,068
                                             --------------
               ENERGY AND UTILITIES: INTEGRATED -- 14.4%
      30,000   Allegheny Energy Inc.+ .......       619,800
     120,000   ALLETE Inc. ..................     5,022,000
      10,000   Alliant Energy Corp. .........       267,800
     410,000   Ameren Corp. .................    20,094,100
      25,000   Avista Corp. .................       437,500
      11,000   Black Hills Corp. ............       363,770
      22,800   Central Vermont Public
                 Service Corp. ..............       512,544
      32,100   CH Energy Group Inc. .........     1,466,970
     108,000   Chubu Electric Power Co. Inc.      2,593,490
     121,500   Chugoku Electric
                 Power Co. Inc. .............     2,305,814
     320,000   Cinergy Corp. ................    12,966,400
     167,000   CONSOL Energy Inc. ...........     7,852,340
     200,000   Consolidated Edison Inc. .....     8,436,000
       4,000   Dominion Resources Inc. ......       297,720
     259,000   Duke Energy Corp. ............     7,254,590
     150,000   El Paso Corp. ................     1,587,000
       2,800   Empire District Electric Co. .        65,128
     300,000   Enel SpA .....................     2,869,995
      47,000   Enel SpA, ADR ................     2,256,470
     145,100   Energy East Corp. ............     3,804,522
     220,000   FirstEnergy Corp. ............     9,229,000
     180,000   FPL Group Inc. ...............     7,227,000
     130,000   Hawaiian Electric
                 Industries Inc. ............     3,317,600
     250,000   Hera SpA .....................       702,429
     121,500   Hokkaido Electric Power
                 Co. Inc. ...................     2,470,111
     121,500   Hokuriku Electric Power Co. ..     2,212,902
     121,500   Kansai Electric Power Co. Inc.     2,436,119
     121,500   Kyushu Electric Power Co. Inc.     2,583,419
      25,000   Maine & Maritimes Corp. ......       631,250
       1,500   MGE Energy Inc. ..............        49,725
      40,000   National Grid Transco plc, ADR     1,870,000
     260,000   NiSource Inc. ................     5,925,400
     300,000   NSTAR ........................    16,290,000
     500,000   OGE Energy Corp. .............    13,475,000
     160,000   Ormat Technologies Inc.+ .....     2,505,600
     600,000   Pepco Holdings Inc. ..........    12,594,000
     220,000   Pinnacle West Capital Corp. ..     9,352,200
     330,000   Progress Energy Inc. .........    13,843,500
     310,000   Public Service Enterprise
                 Group Inc. .................    16,860,900

                      THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
     220,000   Scottish Power plc, ADR ......$    6,864,000
     121,500   Shikoku Electric Power
                 Co. Inc. ...................     2,379,465
     500,000   Southern Co. .................    15,915,000
       2,000   TECO Energy Inc. .............        31,360
     121,500   Tohoku Electric Power Co. Inc.     2,251,427
     108,000   Tokyo Electric Power Co. Inc.      2,618,670
       1,000   TXU Corp. ....................        79,630
     520,000   Unisource Energy Corp. .......    16,104,400
      60,000   Vectren Corp. ................     1,598,400
     410,000   Westar Energy Inc. ...........     8,872,400
      90,000   Wisconsin Energy Corp. .......     3,195,000
     150,000   WPS Resources Corp. ..........     7,938,000
     890,000   Xcel Energy Inc. .............    15,290,200
                                             --------------
                                                287,788,060
                                             --------------
               ENERGY AND UTILITIES: NATURAL GAS -- 3.5%
       8,500   AGL Resources Inc. ...........       296,905
      95,000   Atmos Energy Corp. ...........     2,565,000
      14,800   Delta Natural Gas Co. Inc. ...       381,248
       3,000   Energen Corp. ................       199,800
     380,000   KeySpan Corp. ................    14,808,600
      20,000   Kinder Morgan Energy
                 Partners LP ................       900,000
      50,000   Laclede Group Inc. ...........     1,460,000
     300,000   National Fuel Gas Co. ........     8,577,000
     215,000   Nicor Inc. ...................     7,974,350
     220,000   ONEOK Inc. ...................     6,780,400
     250,000   Peoples Energy Corp. .........    10,480,000
     300,000   SEMCO Energy Inc. ............     1,725,000
     200,000   Sempra Energy ................     7,968,000
      12,000   South Jersey Industries Inc. .       676,800
      20,000   Southern Union Co.+ ..........       502,200
     150,000   Southwest Gas Corp. ..........     3,624,000
                                             --------------
                                                 68,919,303
                                             --------------
               ENERGY AND UTILITIES: OIL -- 11.6%
      10,000   Amerada Hess Corp. ...........       962,100
       7,000   Anadarko Petroleum Corp. .....       532,700
      38,000   Apache Corp. .................     2,326,740
      20,000   Baker Hughes Inc. ............       889,800
     160,000   BP plc, ADR ..................     9,984,000
      80,000   Burlington Resources Inc. ....     4,005,600
       5,000   Chesapeake Energy Corp. ......       109,700
     300,000   ChevronTexaco Corp. ..........    17,493,000
       1,000   Cimarex Energy Co.+ ..........        39,000
     210,000   ConocoPhillips ...............    22,646,400
      20,000   Cooper Cameron Corp.+ ........     1,144,200
      60,000   Devon Energy Corp. ...........     2,865,000
     300,000   Diamond Offshore Drilling Inc.    14,970,000
      75,000   Eni SpA, ADR .................     9,762,000
     225,000   Exxon Mobil Corp. ............    13,410,000
     200,000   Halliburton Co. ..............     8,650,000
      90,000   Kaneb Services LLC ...........     3,838,500

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
     140,000   Kerr-McGee Corp. .............$   10,966,200
      70,000   Magnum Hunter Resources Inc.+      1,127,700
     283,000   Marathon Oil Corp. ...........    13,278,360
     100,000   Murphy Oil Corp. .............     9,873,000
       2,000   Nabors Industries Ltd.+ ......       118,280
     190,000   Occidental Petroleum Corp. ...    13,522,300
      84,700   Patina Oil & Gas Corp. .......     3,388,000
       4,500   PetroChina Co. Ltd., ADR .....       284,490
     280,000   Repsol YPF SA, ADR ...........     7,434,000
     200,000   Royal Dutch Petroleum Co. ....    12,008,000
      40,000   Schlumberger Ltd. ............     2,819,200
     950,000   Statoil ASA, ADR .............    16,283,000
     100,000   Sunoco Inc. ..................    10,352,000
     102,000   Total SA, ADR ................    11,957,460
      80,000   Unocal Corp. .................     4,935,200
      18,000   Yukos ADR+ ...................        40,680
                                             --------------
                                                232,016,610
                                             --------------
               ENERGY AND UTILITIES: WATER -- 0.2%
       3,000   American States Water Co. ....        75,900
      38,000   Aqua America Inc. ............       925,680
       3,000   Artesian Resources Corp.,
                 Cl. A ......................        78,180
       2,000   California Water Service Group        66,740
       4,000   Connecticut Water Service Inc.        99,760
       5,000   Middlesex Water Co. ..........        90,750
       7,600   Pennichuck Corp. .............       197,144
      44,800   SJW Corp. ....................     1,573,824
      10,500   Southwest Water Co. ..........       109,515
      22,000   United Utilities plc, ADR ....       531,300
      10,000   Veolia Environnement .........       354,666
       5,000   York Water Co. ...............        95,250
                                             --------------
                                                  4,198,709
                                             --------------
               ENTERTAINMENT -- 1.4%
       2,000   Grupo Televisa SA, ADR .......       117,600
     500,000   The Walt Disney Co. ..........    14,365,000
     500,000   Time Warner Inc.+ ............     8,775,000
     180,000   Vivendi Universal SA, ADR+ ...     5,508,000
                                             --------------
                                                 28,765,600
                                             --------------
               EQUIPMENT AND SUPPLIES -- 0.4%
     115,000   CIRCOR International Inc. ....     2,834,750
      15,000   Lufkin Industries Inc. .......       724,350
      46,800   Mueller Industries Inc. ......     1,317,420
     198,000   RPC Inc. .....................     3,007,620
       5,000   Weatherford International
                 Ltd.+ ......................       289,700
                                             --------------
                                                  8,173,840
                                             --------------
               FINANCIAL SERVICES -- 11.1%
     360,000   Alliance Capital Management
                 Holding LP .................    16,974,000
     345,000   American Express Co. .........    17,722,650
     250,000   American International
                 Group Inc. .................    13,852,500
     100,000   AmSouth Bancorporation .......     2,595,000
     510,000   Bank of America Corp. ........    22,491,000

                      THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
     361,400   Bank of New York Co. Inc. ....$   10,498,670
     400,000   Citigroup Inc. ...............    17,976,000
      25,000   Deutsche Bank AG, ADR ........     2,155,000
      90,000   Fidelity National
                 Financial Inc. .............     2,964,600
      86,500   Fifth Third Bancorp ..........     3,717,770
      68,900   First Horizon National Corp. .     2,810,431
      30,000   Flushing Financial Corp. .....       546,000
      17,000   Hartford Financial
                 Services Group Inc. ........     1,165,520
      10,000   Hibernia Corp., Cl. A ........       320,100
      80,000   Janus Capital Group Inc. .....     1,116,000
     510,000   JPMorgan Chase & Co. .........    17,646,000
     120,000   KeyCorp ......................     3,894,000
      65,000   Marsh & McLennan
                 Companies Inc. .............     1,977,300
      82,000   Morgan Stanley ...............     4,694,500
     170,000   New York Community
                 Bancorp Inc. ...............     3,087,200
       4,000   NewAlliance Bancshares Inc. ..        56,000
      30,000   North Fork Bancorporation Inc.       832,200
     238,500   PNC Financial Services
                 Group Inc. .................    12,277,980
      47,500   Popular Inc. .................     1,155,200
       1,000   Progressive Corp. ............        91,760
      81,891   Riggs National Corp. .........     1,563,299
     274,010   Sovereign Bancorp Inc. .......     6,072,062
     273,800   St. Paul Travelers
                 Companies Inc. .............    10,056,674
      12,000   Sterling Bancorp .............       291,240
      60,000   T. Rowe Price Group Inc. .....     3,562,800
       5,000   Unitrin Inc. .................       227,000
      13,800   Valley National Bancorp ......       355,764
     245,000   Wachovia Corp. ...............    12,472,950
     272,000   Waddell & Reed Financial
                 Inc., Cl. A ................     5,369,280
     105,000   Washington Mutual Inc. .......     4,147,500
       3,500   Webster Financial Corp. ......       158,935
     130,000   Wells Fargo & Co. ............     7,774,000
     100,000   Wilmington Trust Corp. .......     3,510,000
      53,000   Zions Bancorporation .........     3,658,060
                                             --------------
                                                221,836,945
                                             --------------
               FOOD AND BEVERAGE -- 4.1%
     490,000   Archer-Daniels-Midland Co. ...    12,044,200
      27,000   Campbell Soup Co. ............       783,540
     140,000   Coca-Cola Co. ................     5,833,800
     170,000   ConAgra Foods Inc. ...........     4,593,400
     450,000   Dreyer's Grand Ice Cream
                 Holdings Inc., Cl. A .......    36,346,500
     155,000   General Mills Inc. ...........     7,618,250
      80,000   Heinz (H.J.) Co. .............     2,947,200
       1,000   Kellogg Co. ..................        43,270
      64,800   Molson Coors Brewing Co.,
                 Class B ....................     5,000,616
     280,000   Sara Lee Corp. ...............     6,204,800
       1,000   Wrigley (Wm.) Jr. Co. ........        65,570
                                             --------------
                                                 81,481,146
                                             --------------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               HEALTH CARE -- 2.1%
     145,000   Bristol-Myers Squibb Co. .....$    3,691,700
      45,800   Closure Medical Corp.+ .......     1,222,860
      70,000   CTI Molecular Imaging Inc.+ ..     1,418,900
     155,000   Eli Lilly & Co. ..............     8,075,500
     100,000   Eon Labs Inc.+ ...............     3,024,000
     230,000   Merck & Co. Inc. .............     7,445,100
      50,000   Owens & Minor Inc. ...........     1,357,500
     600,000   Pfizer Inc. ..................    15,762,000
       3,428   Quest Diagnostics Inc. .......       360,386
      10,000   Wyeth ........................       421,800
                                             --------------
                                                 42,779,746
                                             --------------
               HOTELS AND GAMING -- 1.5%
   2,000,000   Hilton Group plc .............    11,376,301
     280,000   Hilton Hotels Corp. ..........     6,258,000
     170,000   Mandalay Resort Group ........    11,983,300
                                             --------------
                                                 29,617,601
                                             --------------
               MACHINERY -- 1.2%
     350,000   CNH Global NV ................     6,576,500
     246,000   Deere & Co. ..................    16,513,980
                                             --------------
                                                 23,090,480
                                             --------------
               METALS AND MINING -- 0.3%
      10,000   Arch Coal Inc. ...............       430,100
       3,000   Fording Canadian Coal Trust ..       275,640
     120,000   Freeport-McMoRan Copper &
                 Gold Inc., Cl. B ...........     4,753,200
      10,000   Massey Energy Co. ............       400,400
      12,000   Peabody Energy Corp. .........       556,320
       3,000   Westmoreland Coal Co.+ .......        75,450
                                             --------------
                                                  6,491,110
                                             --------------
               PUBLISHING -- 0.5%
     100,000   Pulitzer Inc. ................     6,373,000
     200,000   Reader's Digest
                 Association Inc. ...........     3,462,000
                                             --------------
                                                  9,835,000
                                             --------------
               REAL ESTATE -- 0.0%
       9,000   Brascan Corp., Cl. A .........       339,750
                                             --------------
               RETAIL -- 1.1%
     460,000   Albertson's Inc. .............     9,499,000
     151,500   Ingles Markets Inc., Cl. A ...     2,017,980
      10,000   May Department Stores Co. ....       370,200
     570,000   Safeway Inc.+ ................    10,562,100
                                             --------------
                                                 22,449,280
                                             --------------

                      THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               SPECIALTY CHEMICALS -- 1.4%
      65,000   Ashland Inc. .................$    4,385,550
     150,000   Dow Chemical Co. .............     7,477,500
     240,000   E.I. du Pont de Nemours
                 and Co. ....................    12,297,600
     172,100   Ferro Corp. ..................     3,238,922
      43,200   Olin Corp. ...................       963,360
                                             --------------
                                                 28,362,932
                                             --------------
               TELECOMMUNICATIONS -- 6.0%
     700,000   AT&T Corp. ...................    13,125,000
     670,000   BCE Inc. .....................    16,743,300
     205,000   BellSouth Corp. ..............     5,389,450
      74,000   BT Group plc, ADR ............     2,881,560
      91,000   CenturyTel Inc. ..............     2,988,440
     270,000   Citizens Communications Co. ..     3,493,800
      50,000   Compania de Telecomunicaciones
                 de Chile SA, ADR ...........       557,000
     100,000   Deutsche Telekom AG, ADR+ ....     1,996,000
      55,000   France Telecom SA, ADR .......     1,642,850
     220,000   Hellenic Telecommunications
                 Organization SA, ADR .......     1,936,000
      20,000   Manitoba Telecom Services Inc.       765,314
      50,000   MCI Inc. .....................     1,246,000
     225,000   Qwest Communications
                 International Inc.+ ........       832,500
     202,600   Rogers Communications
                 Inc., Cl. B ................     5,518,824
     300,000   SBC Communications Inc. ......     7,107,000
     840,000   Sprint Corp. .................    19,110,000
     346,800   TDC A/S, ADR .................     7,279,332
      12,000   Telecom Corp. of New Zealand
                 Ltd., ADR ..................       416,040
      42,000   Telecom Italia SpA, ADR ......     1,585,080
      25,000   Telefonica SA, ADR ...........     1,299,250
     150,000   Telefonos de Mexico SA
                 de CV, Cl. L, ADR ..........     5,179,500
     160,000   Telstra Corp. Ltd., ADR ......     3,148,800
     140,000   TELUS Corp., Non-Voting ......     4,308,137
     300,000   Verizon Communications Inc. ..    10,650,000
                                             --------------
                                                119,199,177
                                             --------------
               TRANSPORTATION -- 0.5%
       8,000   Frontline Ltd. ...............       392,000
     210,000   GATX Corp. ...................     6,969,900
      24,000   Golden Ocean Group Ltd+ ......        14,885
       7,266   Ship Finance
                 International Ltd. .........       147,500
      50,000   Teekay Shipping Corp. ........     2,247,500
       1,000   USF Corp. ....................        48,260
                                             --------------
                                                  9,820,045
                                             --------------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               WIRELESS COMMUNICATIONS -- 0.3%
      12,606   Crown Castle International
                 Corp.+ .....................$      202,453
     120,000   O2 plc+ ......................       270,423
     105,400   United States Cellular Corp.+      4,809,402
       3,000   Vimpel-Communications, ADR+ ..       103,260
                                             --------------
                                                  5,385,538
                                             --------------
               TOTAL COMMON STOCKS .......... 1,427,454,559
                                             --------------

               PREFERRED STOCKS -- 0.1%
               CLOSED-END FUNDS -- 0.1%
      75,000   General American Investors Co. Inc.,
                 5.950% Cumulative Pfd.,
                 Ser. B .....................     1,822,500
                                             --------------

               CONVERTIBLE PREFERRED STOCKS -- 3.5%
               AEROSPACE -- 0.1%
       2,000   Coltec Capital Trust,
                 5.250% Cv. Pfd. ............        99,500
       8,315   Northrop Grumman Corp.,
                 7.000% Cv. Pfd., Ser. B ....     1,080,950
                                             --------------
                                                  1,180,450
                                             --------------
               AUTOMOTIVE -- 0.0%
      20,000   General Motors Corp.,
                 4.500% Cv. Pfd., Ser. A ....       470,000
                                             --------------
               AVIATION: PARTS AND SERVICES -- 0.0%
      12,200   Sequa Corp.,
                 $5.00 Cv. Pfd. .............     1,140,700
                                             --------------
               BROADCASTING -- 0.6%
      18,460   Emmis Communications Corp.,
                 6.250% Cv. Pfd., Ser. A ....       810,394
     264,800   Sinclair Broadcast Group Inc.,
                 6.000% Cv. Pfd., Ser. D ....    11,088,500
                                             --------------
                                                 11,898,894
                                             --------------
               BUILDING AND CONSTRUCTION -- 0.0%
         200   Fleetwood Capital Trust,
                 6.000% Cv. Pfd.+ ...........         8,650
                                             --------------
               BUSINESS SERVICES -- 0.0%
      18,000   Allied Waste Industries Inc.,
                 6.250% Cv. Pfd. ............       778,680
                                             --------------
               DIVERSIFIED INDUSTRIAL -- 0.5%
     179,400   Owens-Illinois Inc.,
                 4.750% Cv. Pfd. ............     7,454,070
      80,502   Smurfit-Stone Container Corp.,
                 7.000% Cv. Pfd., Ser. A ....     2,015,126
       1,000   U.S. Steel Corp.,
                 7.000% Cv. Pfd., Ser. B ....       165,240
                                             --------------
                                                  9,634,436
                                             --------------

                      THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               CONVERTIBLE  PREFERRED STOCKS (CONTINUED)
               ENERGY AND UTILITIES -- 0.6%
               Chesapeake Energy Corp.,
      20,000     5.000% Cv. Pfd. ............$    2,835,000
       2,700     6.000% Cv. Pfd. ............       259,200
      20,000   CMS Energy Corp.,
                 4.500% Cv. Pfd. ............     1,485,000
     130,000   El Paso Corp.,
                 4.750% Cv. Pfd. ............     4,706,000
      42,615   Hanover Compressor Capital Trust,
                 7.250% Cv. Pfd. ............     2,082,808
                                             --------------
                                                 11,368,008
                                             --------------
               ENTERTAINMENT -- 0.2%
     163,300   Six Flags Inc.,
                 7.250% Cv. Pfd. ............     3,306,825
                                             --------------
               FINANCIAL SERVICES -- 0.8%
       3,920   Doral Financial Corp.,
                 4.750% Cv. Pfd. (a) ........       697,760
     215,000   National Australia Bank Ltd.,
                 7.875% Cv. Pfd. ............     7,890,500
     138,900   Newell Financial Trust,
                 5.250% Cv. Pfd. ............     6,389,400
       5,100   United Fire & Casualty Co.,
                 6.375% Cv. Pfd., Ser. A ....       216,750
                                             --------------
                                                 15,194,410
                                             --------------
               HEALTH CARE -- 0.2%
      57,436   McKesson Financing Trust,
                 5.000% Cv. Pfd. ............     2,960,826
      10,000   Omnicare Inc.,
                 4.000% Cv. Pfd., Ser. B ....       515,700
                                             --------------
                                                  3,476,526
                                             --------------
               METALS AND MINING -- 0.1%
       9,750   Arch Coal Inc.,
                 5.000% Cv. Pfd. ............     1,014,000
       6,000   Phelps Dodge Corp.,
                 6.750% Cv. Pfd. ............     1,265,520
                                             --------------
                                                  2,279,520
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.0%
       2,100   Equity Office Properties Trust,
                 5.250% Cv. Pfd., Ser. B ....       106,827
                                             --------------
               TELECOMMUNICATIONS -- 0.4%
      39,500   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B ....     1,682,700
     121,000   Crown Castle International Corp.,
                 6.250% Cv. Pfd.+ ...........     5,929,000
                                             --------------
                                                  7,611,700
                                             --------------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               TRANSPORTATION -- 0.0%
       1,500   GATX Corp.,
                 $2.50 Cv. Pfd. .............$      247,500
         982   Kansas City Southern,
                 4.250% Cv. Pfd. ............       690,167
                                             --------------
                                                    937,667
                                             --------------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS ...........    69,393,293
                                             --------------
     PRINCIPAL
      AMOUNT
     -------

               CONVERTIBLE CORPORATE BONDS -- 1.0%
               AEROSPACE -- 0.1%
 $ 1,000,000   GenCorp Inc., Sub. Deb. Cv.,
                 5.750%, 04/15/07 ...........     1,116,250
                                             --------------
               AGRICULTURE -- 0.1%
     750,000   Bunge Ltd. Financial Corp., Cv.,
                 3.750%, 11/15/22 ...........     1,263,750
                                             --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
     500,000   Standard Motor Products Inc.,
                 Sub. Deb. Cv.,
                 6.750%, 07/15/09 ...........       465,000
                                             --------------
               BUSINESS SERVICES -- 0.1%
               Trans-Lux Corp., Sub. Deb. Cv.,
     950,000     8.250%, 03/01/2012 .........       940,500
   2,000,000     7.500%, 12/01/2006 .........     2,030,000
                                             --------------
                                                  2,970,500
                                             --------------
               COMMUNICATIONS EQUIPMENT -- 0.3%
   3,000,000   Agere Systems Inc., Sub. Deb. Cv.,
                 6.500%, 12/15/09 ...........     3,086,250
   2,000,000   TriQuint Semiconductor Inc.,
                 Sub. Deb. Cv.,
                 4.000%, 03/01/07 ...........     1,932,500
                                             --------------
                                                  5,018,750
                                             --------------
               ENTERTAINMENT -- 0.1%
   1,000,000   The Walt Disney Co., Cv.,
                 2.125%, 04/15/23 ...........     1,103,750
                                             --------------
               EQUIPMENT AND SUPPLIES -- 0.0%
     700,000   Robbins & Myers Inc., Sub. Deb. Cv.,
                 8.000%, 01/31/08 ...........       711,375
                                             --------------
               FINANCIAL SERVICES -- 0.0%
     250,000   AON Corp., Deb. Cv.,
                 3.500%, 11/15/12 ...........       294,687
                                             --------------

                      THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               CONVERTIBLE CORPORATE BONDS (CONTINUED)
               FOOD AND BEVERAGE -- 0.0%
 $ 1,550,000   Parmalat Soparfi SA, Sub. Deb. Cv.,
                 6.125%, 05/23/32+ (b) ......$      803,702
                                             --------------
               METALS AND MINING -- 0.0%
      50,000   Inco Ltd., Cv.,
                 Zero Coupon, 03/29/21 ......        53,188
                                             --------------
               REAL ESTATE -- 0.0%
               Palm Harbor Homes Inc., Cv.,
     100,000     3.250%, 05/15/2024 .........        89,125
   1,000,000     3.250%, 05/15/2024 (a) .....       891,250
                                             --------------
                                                    980,375
                                             --------------
               TELECOMMUNICATIONS -- 0.1%
   2,000,000   Nortel Networks Corp., Cv.,
                 4.250%, 09/01/08 ...........     1,860,000
                                             --------------
               TRANSPORTATION -- 0.2%
   2,700,000   GATX Corp., Cv.,
                 7.500%, 02/01/07 ...........     3,175,875
                                             --------------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS ............    19,817,202
                                             --------------

               CORPORATE BONDS -- 0.0%
               DIVERSIFIED INDUSTRIAL -- 0.0%
   1,000,000   WHX Corp.,
                 10.500%, 04/15/05 ..........     1,000,000
                                             --------------

               U.S. GOVERNMENT OBLIGATIONS -- 15.2%
 304,192,000   U.S. Treasury Bills,
                 2.282% to 2.823%++,
                 04/07/05 to 06/23/05 .......   303,199,091
                                             --------------

    PRINCIPAL                                      MARKET
     AMOUNT                                        VALUE*
    --------                                       ------
               SHORT-TERM OBLIGATIONS -- 8.8%
               REPURCHASE AGREEMENTS -- 8.8%
$100,000,000   ABN Amro,
                 2.450%, dated 03/31/05,
                 due 04/01/05, proceeds
                 at maturity,
                 $100,006,806 (c) ...........$  100,000,000
  75,000,000   Barclays, 2.500%,
                 dated 03/31/05,
                 due 04/01/05, proceeds
                 at maturity,
                 $75,005,208 (d) ............    75,000,000
                                             --------------
               TOTAL SHORT-TERM
                 OBLIGATIONS ................   175,000,000
                                             --------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $1,849,483,255) ..................$1,997,686,645
                                             ==============

   --------------
            For Federal tax purposes:
            Aggregate cost ..................$1,849,483,255
                                             ==============
            Gross unrealized appreciation ...$  179,270,123
            Gross unrealized depreciation ...   (31,066,733)
                                             --------------
            Net unrealized appreciation
               (depreciation) ...............$  148,203,390
                                             ==============

   --------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the Rule 144A securities are considered liquid and the market value amounted to $1,589,010 or 0.08% of total investments.

(b)   Security in default.

(c) Collateralized by U.S. Treasury Bonds, 7.125%, due 02/15/23, market value $102,654,328.

(d) Collateralized by U.S. Treasury Bonds, 7.250%, due 08/15/22, market value $76,702,947.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR - American Depository Receipt.

* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Dividend & Income Trust
            --------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 25, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 25, 2005
    --------------------------------------------------------------------------


By (Signature and Title)*  /s/ Richard C. Sell
                         -----------------------------------------------------
                           Richard C. Sell, Jr., Principal Financial
                           Officer and Treasurer


Date     May 25, 2005
    --------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.